Other disclosures	12 Months Ended
Dec. 31, 2023
Other disclosures
Other disclosures

(21) Other disclosures

German law in accordance with the European Directives on Accounting and the Corporate Governance Codex requires the following additional disclosures.

a) Number of Employees

The average number of people employed by the Company in 2023 was 5,069 employees (2022: 4,482). In 2023, 915 of these employees worked in sales and administration (2022: 694) and 4,154 of these employees worked in operations (2022: 3,788). The increase is mainly due to organic business growth.

b) Corporate Governance Code

According to Sec 161 AktG, the Management Board and Supervisory Board issued statement of compliance with regard to the German Corporate Governance Code. This statement has been made accessible to the Company’s shareholders in the ‘Invest’ section on Evotec’s website (https://www.evotec.com/en/sustainability/governance).

(c) Consolidated subsidiaries and equity investees

Information below shows Evotec’s direct and indirect voting rights in their subsidiaries and other investments. Evotec’s direct and indirect voting rights in dormant companies are not included.

2023
Company’s
voting
rights
%
Subsidiaries
Aptuit Global LLC, Princeton, USA	100
Aptuit (Verona) SRL, Verona, Italy	100
Aptuit (Oxford) Ltd., Abingdon, UK	100
Aptuit (Potters Bar) Ltd., Abingdon, UK	100
Cyprotex Discovery Ltd., Manchester, UK	100
Cyprotex Ltd., Manchester, UK	100
Cyprotex US, LLC., Framingham, USA	100
Evotec (France) SAS, Toulouse, France	100
Evotec ID (Lyon) SAS, Marcy l’Étoile, France	100
Evotec (Hamburg) GmbH, Hamburg, Germany	100
Evotec GT GmbH, Orth an der Donau, Austria	100
Evotec (India) Private Limited, Thane, India*	100
Evotec International GmbH, Hamburg, Germany	100
Evotec (München) GmbH, Martinsried, Germany	100
Evotec (UK) Ltd., Abingdon, UK	100
Evotec (US), Inc., Princeton, USA	100
Just - Evotec Biologics, Inc., Seattle, USA	100
Just - Evotec Biologics EU SAS, Toulouse, France	100
Evotec Drug Substance (Germany) GmbH, Halle, Germany	100
Evotec (Modena) Srl, Medolla, Italy	100
NephThera GmbH, Hamburg, Germany	100
Evotec Asia Pte. Ltd., Shenton, Singapore	100

2023
Company’s
voting
rights
%
Associates
Ananke Therapeutics Inc., Boston, USA	19.88
Autobahn Labs LLC, Palo Alto, USA	35.26
Breakpoint Therapeutics GmbH, Hamburg, Germany	34.03
Curexsys GmbH, Göttingen, Germany	43.44
Dark Blue Therapeutics Ltd., Oxford, UK	38.97
Eternygen GmbH, Berlin, Germany	24.97
Quantro Therapeutics GmbH, Wien, Austria	38.79
Topas Therapeutics GmbH, Hamburg, Germany	23.61
Centauri Therapeutics Ltd., Sandwich (Kent), UK	20.04

Other Investments
Aeovian Pharmaceuticals Inc., San Francisco, USA	3.51
ArgoBio SAS, Paris, Frankreich	10.01
Aurobac Therapeutics SAS, Lyon, Frankreich	12.50
Blacksmith Medicines Inc., San Diego, USA	17.94
Cajal Neuroscience Inc., Seattle, USA	1.52
Carma Fund I, München, Germany	10.00
Carrick Therapeutics Ltd., Dublin, Ireland	2.78
Celmatix	12.35
Curie Bio LLC, Boston, USA	0.11
Curie Bio Seed Fund I L.P., Boston, USA	2.83
Exscientia plc, Oxford, UK	11.41
Extend Srl, Rome, Italy	10.00
Fibrocor LLP, Toronto, Canada	16.26
Fibrocor Therapeutics Inc., Toronto, Canada	8.83
IMIDomics Inc., San Francisco, USA	8.15
Immunitas, Therapeutics, Inc., Waltham, USA	5.58
Leon Nanodrugs GmbH, München, Germany	12.44
Mission BioCapital V LP, Cambridge, USA	3.64
OxVax Ltd., Oxford, UK*	15.33
Pancella/Pluristyx	5.69
Sernova Corp., Ontario, Canada	5.16
Tubulis GmbH, München, Germany	9.60
*	In voluntary liquidation

On July 1, 2023 Evotec acquired the remaining 50% in NephThera GmbH. Therefore, NephThera is fully consolidated as of July 2023.

Associates and joint ventures are accounted for using the equity method.

As of July 2023, Evotec stepped down from its board seat of Pancella Inc. Consequently, Evotec does not have significant influence over this company since July 2023 and the corresponding investment is no longer accounted for using the equity method and measured at fair value according to IFRS 9.

In the second half of the year 2023, the Group´s share of Centauri Therapeutics Ltd. increased to more than 20%. Together with Evotec´s participation in all significant financial and operational decisions, the Group determined that it has significant influence over Centauri Therapeutics Ltd. Therefore, the investment is accounted for using the equity method.

The Group’s investments in subsidiaries, associates and joint ventures are not hedged as these currency positions are considered to be long-term in nature.

(d) Management Board

Dr. Werner Lanthaler, Business Executive, Hamburg, Germany (Chief Executive Officer, Chairman of the Board until January 3, 2024),

Dr. Mario Polywka, Oxfordshire, United Kingdom (Interim Chief Executive Officer, Chairman of the Board until June 2024)

Dr. Cord Dohrmann, Biologist, Göttingen, Germany (Chief Scientific Officer),

Dr. Craig Johnstone, Chemist, Castillon-Savès, France (Chief Operating Officer),

Enno Spillner, Business Executive, Hamburg, Germany (Chief Financial Officer, until March 31, 2023),

Laetitia Rouxel, Business Executive, Clarens, Switzerland (Chief Financial Officer, Germany from April 1, 2023) and

Dr. Matthias Evers, Neurobiologist, Hamburg, Germany (Chief Business Officer, from May 1, 2022).

The remuneration granted to the members of the Management Board for the financial years 2023 and 2022 are shown below:

in k€	2023	2022
Fixed remuneration	2,954	2,343
Variable remuneration	731	1,579
Share Performance Awards (in units)	227,555	139,229
Fair value of SPAs granted	3,611	4,580
Total Remuneration	7,296	8,502

The Members of the Management Board who hold additional memberships in supervisory boards and memberships in comparable governing bodies of enterprises are listed below.

Dr. Werner Lanthaler
Non-Executive Member des Board of Directors & Chairman of the Audit Committee:
arGEN-X, Breda/NL (Stock exchange listing on the NASDAQ and Euronext)

Non-Executive Member des Board of Directors:
AC Immune SA, Lausanne/CH (Stock exchange listing on the NASDAQ)

Dr. Cord Dohrmann
Member of the Supervisory Board:
Eternygen GmbH, Berlin/DE* (not listed)
Breakpoint Therapeutics, Hamburg/DE* (not listed)

Non-Executive Member des Board of Directors
FSHD Unlimited, Leiden/NL* (not listed)

Enno Spillner
Non-Executive Member des Board of Directors & Chairman of the Audit Committee:
Nanobiotix SA, Paris/FR (Stock exchange listing on the NASDAQ und Euronext)

Member of the Supervisory Board:
Leon Nanodrugs GmbH, München/DE* (not listed)

* Associated company of Evotec

(e) Supervisory Board

Prof. Dr. Iris Löw-Friedrich, Chairwoman of the Board (Chief Medical Officer) of the UCB S.A. (Stock exchange listing on the Euronext Brüssel/Belgien); Chairwoman of the Supervisory Board and of the Compensation and Nomination Committee

Roland Sackers, Chief Financial Officer, and Management Director of QIAGEN N.V. (Stock exchange listing on the Frankfurt Stock Exchange and New York Stock Exchange; Vice Chairman of the Supervisory Board and Chairman of the Audit and Compliance Committee

Camilla Macapili, Languille, Head of Life Sciences, Mubadala Investment Company (MIC) (not listed); Member of the Supervisory Board (since June 2022)

Dr. Mario Polywka, Oxfordshire, United Kingdom, Non-independent consultant; member of the Supervisory Board (until January 3, 2024); former member of the Management Board of Evotec SE

Dr. Elaine Sullivan. London, United Kingdom, independent consultant; CEO of KELTIC Pharma Therapeutics Ltd. (until May 2023) (not listed); Board Director at the University of Edinburgh (not listed); member of the Management Board

Dr. Constanze Ulmer-Eilfort, Munich, Germany, Partner in the law firm Peters, Schönberger & Partner PSP (Munich) (not listed); Member of the Supervisory Board and Chairwoman of the ESG Committee

The remuneration accrued of the Supervisory Board in the financial year was as follows:

in k€	2023	2022
Total remuneration of the supervisory board	520	504

In the financial years 2023 and 2022, the compensation per Supervisory Board member amounted to k€ 50 per year. The Chairman receives k€ 125 (2022: k€ 125) and his deputy k€ 60 (2022: k€ 60) in the financial year 2023. The members of Supervisory Board committees receive k€ 10 (2022: k€ 10) per committee; the chairman of a committee receives k€ 25 (2022: k€ 25).

In the financial years 2023 and 2022, there was no share-based remuneration

The Company has a Directors and Officers liability insurance for the members of the Management Board, the Supervisory Board, its senior management and the directors of the subsidiary companies. An appropriate deductible has been agreed for the members of the Supervisory Board.

The members of the Supervisory Board and their additional memberships in supervisory boards and members in comparable governing bodies of enterprises according to Sec 125 (1) sentence 5 AktG are listed in the following:

Prof. Dr. Iris Löw-Friedrich
Member of the Supervisory Board:
Fresenius SE & Co. KGaA. Bad Homburg/GER (Listed on the Frankfurt, Düsseldorf and München Stock Exchange)
TransCelerate BioPharma Inc. King of Prussia/USA (not listed)

Member of the Board of Directors:
PhRMA Foundation, Washington DC/USA (not listed)

Roland Sackers
Member of the Board of Directors:
BIO Deutschland e.V. Berlin/GER (not listed)

Dr. Mario Polywka
Non-executive Director:
Blacksmith Medicines Inc. San Diego/USA (not listed)
Exscientia Plc. Oxford/UK (Listed on the NASDAQ)
Orbit Discovery Limited. Oxford/UK (Listed on the NASDAQ) C4X Discovery Holdings PLC. Manchester/UK (Listed on the London Stock Exchange)

Dr. Elaine Sullivan
Member of the Supervisory Board/Observer (since November 2023):
Zealand Pharma A/S, Søborg/DK (listed on the NASDAQ Copenhagen) (since December 2023)

Non-executive Director:
Active Biotech AB, Lund/SE (Listed on the NASDAQ OMX Nordic Exchange Stockholm) (until May 2023)
hVIVO plc (prior Open Orphan plc), London/UK (Listed on the London AIM and Euronext Growth Stock Exchange)
IP Group plc, London/UK (Listed on the London Stock Exchange)
Nykode Therapeutics ASA, Oslo/NO (Listed on the Oslo Stock Exchange)

Dr. Constanze Ulmer-Eilfort
Member of the Supervisory Board:
Affimed NV, Mannheim/Germany (listed on the NASDAQ)

Chairmen of the Advisory Committee:
S4DX GmbH, München/GER (not listed)

Member of the Advisory Board:
Proxygen GmbH, Vienna/AT (not listed)

Camilla Macapili Languille
Member of the Board of Directors:
PCI Pharma Services (KPCI Holdings Limited), Philadelphia/USA (not listed) Norstella (Caerus PikCo S.A.R.L.), New York/USA (not listed) Envirotainer A/S, Stockholm/SE (not listed)